UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Univest National Bank and Trust Co.
Address: 14 North Main Street
         Souderton, PA  18964

13F File Number:  028-03779

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Gerald L. Hill
Title:     Corporate Trust Officer
Phone:     (215) 703-4362

Signature, Place, and Date of Signing:

 /s/  Gerald Hill     Souderton, PA     May 05, 2011

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    71

Form 13F Information Table Value Total:    $163,481 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M CO                          COM              88579Y101     2500    26739 SH       OTHER                   26739        0        0
ABBOTT LABS                    COM              002824100     1874    38201 SH       OTHER                   38201        0        0
ADOBE SYS INC                  COM              00724F101     2497    75297 SH       OTHER                   75297        0        0
AETNA INC NEW                  COM              00817Y108     1675    44745 SH       OTHER                   44745        0        0
AIR PRODS & CHEMS INC          COM              009158106     1883    20882 SH       OTHER                   20882        0        0
ALLSTATE CORP                  COM              020002101     2708    85207 SH       OTHER                   85207        0        0
AMERISOURCEBERGEN CORP         COM              03073E105     1944    49128 SH       OTHER                   49128        0        0
ANADARKO PETE CORP             COM              032511107     3074    37519 SH       OTHER                   37519        0        0
APACHE CORP                    COM              037411105     3040    23224 SH       OTHER                   23224        0        0
APPLE INC                      COM              037833100     3973    11401 SH       OTHER                   11401        0        0
AT&T INC                       COM              00206R102     2658    86840 SH       OTHER                   86840        0        0
BANK OF AMERICA CORPORATION    COM              060505104      184    13826 SH       SOLE                    13826        0        0
BB&T CORP                      COM              054937107      551    20086 SH       OTHER                   20086        0        0
BECTON DICKINSON & CO          COM              075887109     1730    21731 SH       OTHER                   21731        0        0
BUCKEYE PARTNERS L P           UNIT LTD PARTN   118230101      200     3150 SH       OTHER                    3150        0        0
CAPITAL ONE FINL CORP          COM              14040H105     2716    52265 SH       OTHER                   52265        0        0
CATERPILLAR INC DEL            COM              149123101     2566    23046 SH       OTHER                   23046        0        0
CHEVRON CORP NEW               COM              166764100      365     3392 SH       OTHER                    3392        0        0
CISCO SYS INC                  COM              17275R102     1456    84873 SH       OTHER                   84873        0        0
COCA COLA CO                   COM              191216100      287     4330 SH       OTHER                    4330        0        0
COMCAST CORP NEW               CL A SPL         20030N200     2171    93483 SH       OTHER                   93483        0        0
CONOCOPHILLIPS                 COM              20825C104     3043    38105 SH       OTHER                   38105        0        0
DISNEY WALT CO                 COM DISNEY       254687106     2405    55820 SH       OTHER                   55820        0        0
E M C CORP MASS                COM              268648102     3292   123961 SH       OTHER                  123961        0        0
EATON CORP                     COM              278058102      702    12668 SH       SOLE                    12668        0        0
ENTERGY CORP NEW               COM              29364G103     1760    26182 SH       OTHER                   26182        0        0
EXELON CORP                    COM              30161N101     2071    50229 SH       OTHER                   50229        0        0
EXXON MOBIL CORP               COM              30231G102     5081    60400 SH       OTHER                   60400        0        0
FIRST NIAGARA FINL GP INC      COM              33582V108      210    15493 SH       SOLE                    15493        0        0
FRANKLIN RES INC               COM              354613101     2784    22255 SH       OTHER                   22255        0        0
FREEPORT-MCMORAN COPPER & GO   COM              35671D857     2168    39022 SH       OTHER                   39022        0        0
GENERAL ELECTRIC CO            COM              369604103      352    17535 SH       OTHER                   17535        0        0
GENERAL MLS INC                COM              370334104     2698    73821 SH       OTHER                   73821        0        0
GILEAD SCIENCES INC            COM              375558103     1749    41175 SH       OTHER                   41175        0        0
HALLIBURTON CO                 COM              406216101     3521    70638 SH       OTHER                   70638        0        0
HARLEYSVILLE SVGS FINL CORP    COM              412865107      164    10836 SH       OTHER                   10836        0        0
HEWLETT PACKARD CO             COM              428236103     2645    64549 SH       OTHER                   64549        0        0
HOME DEPOT INC                 COM              437076102     2423    65383 SH       OTHER                   65383        0        0
HONEYWELL INTL INC             COM              438516106     2548    42672 SH       OTHER                   42672        0        0
INTEL CORP                     COM              458140100     2699   133761 SH       OTHER                  133761        0        0
INTERNATIONAL BUSINESS MACHS   COM              459200101     3187    19546 SH       OTHER                   19546        0        0
JOHNSON & JOHNSON              COM              478160104     2041    34453 SH       OTHER                   34453        0        0
JOHNSON CTLS INC               COM              478366107     1592    38292 SH       OTHER                   38292        0        0
JPMORGAN CHASE & CO            COM              46625H100     3108    67411 SH       OTHER                   67411        0        0
KIMBERLY CLARK CORP            COM              494368103     2457    37640 SH       OTHER                   37640        0        0
MCDONALDS CORP                 COM              580135101     2333    30664 SH       OTHER                   30664        0        0
MERCK & CO INC NEW             COM              58933Y105      325     9837 SH       OTHER                    9837        0        0
MORGAN STANLEY                 COM NEW          617446448     2424    88709 SH       OTHER                   88709        0        0
NIKE INC                       CL B             654106103     1956    25839 SH       OTHER                   25839        0        0
NORFOLK SOUTHERN CORP          COM              655844108     2673    38595 SH       OTHER                   38595        0        0
ORACLE CORP                    COM              68389X105     3148    94146 SH       OTHER                   94146        0        0
PARKER HANNIFIN CORP           COM              701094104      511     5400 SH       SOLE                     5400        0        0
PEPSICO INC                    COM              713448108     2253    34973 SH       OTHER                   34973        0        0
PNC FINL SVCS GROUP INC        COM              693475105      745    11828 SH       OTHER                   11828        0        0
POTASH CORP SASK INC           COM              73755L107     1831    31079 SH       OTHER                   31079        0        0
POWERSHARES ETF TRUST          FINL PFD PTFL    73935X229      397    21900 SH       SOLE                    21900        0        0
PPL CORP                       COM              69351T106     1656    65451 SH       OTHER                   65451        0        0
PROCTER & GAMBLE CO            COM              742718109     2642    42890 SH       OTHER                   42890        0        0
QUALCOMM INC                   COM              747525103     3705    67566 SH       OTHER                   67566        0        0
SCHLUMBERGER LTD               COM              806857108     3138    33649 SH       OTHER                   33649        0        0
SELECTIVE INS GROUP INC        COM              816300107      462    26728 SH       SOLE                    26728        0        0
STATE STR CORP                 COM              857477103     2704    60178 SH       OTHER                   60178        0        0
STRYKER CORP                   COM              863667101     1367    22480 SH       OTHER                   22480        0        0
SYSCO CORP                     COM              871829107     2659    95994 SH       OTHER                   95994        0        0
TEVA PHARMACEUTICAL INDS LTD   ADR              881624209     1879    37462 SH       OTHER                   37462        0        0
UNION PAC CORP                 COM              907818108      217     2202 SH       SOLE                     2202        0        0
UNITED TECHNOLOGIES CORP       COM              913017109     2541    30014 SH       OTHER                   30014        0        0
UNIVEST CORP PA                COM              915271100    19362  1092677 SH       OTHER                 1092677        0        0
VERIZON COMMUNICATIONS INC     COM              92343V104     2475    64229 SH       OTHER                   64229        0        0
WASTE MGMT INC DEL             COM              94106L109     2394    64119 SH       OTHER                   64119        0        0
WELLS FARGO & CO NEW           COM              949746101     2932    92454 SH       OTHER                   92454        0        0